Segment information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
5. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization and interest income from advances to joint ventures and the demand note due from Höegh LNG and interest expense related to the seller’s credit note and the outstanding balance on the $85 million revolving credit facility are included in “Other.”

For the years ended December 31, 2016 and 2015, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and the operating lease related to the Höegh Gallant from the acquisition date of October 1, 2015. For the year ended December 31, 2014, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung and construction contract revenues and expenses of the Mooring. The Mooring was constructed on behalf of, and was sold to, PGN LNG and was accounted for using the percentage of completion method. The Mooring project was completed as of December 31, 2014.

As of December 31, 2016, 2015 and 2014, Joint venture FSRUs include two 50% owned FSRUs, the Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer.

The accounting policies applied to the segments are the same as those applied in the consolidated and combined carve-out financial statements, except that Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated and combined carve-out financial statements. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the years ended December 31, 2016, 2015 and 2014.

	Year ended December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$91,107	43,272	—	134,379	(43,272)	$91,107
Total revenues	91,107	43,272	—	134,379		91,107
Operating expenses	(19,043)	(9,107)	(6,755)	(34,905)	9,107	(25,798)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	16,622	16,622
Segment EBITDA	71,749	34,165	(6,755)	99,159
Depreciation and amortization	(10,552)	(9,525)	—	(20,077)	9,525	(10,552)
Operating income (loss)	61,197	24,640	(6,755)	79,082		71,064
Gain (loss) on derivative instruments	1,839	7,092	—	8,931	(7,092)	1,839
Other financial income (expense), net	(23,381)	(15,110)	(4,273)	(42,764)	15,110	(27,654)
Income (loss) before tax	39,655	16,622	(11,028)	45,249	—	45,249
Income tax expense	(3,852)	—	(20)	(3,872)	—	(3,872)
Net income (loss)	$35,803	16,622	(11,048)	41,377	—	$41,377

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Vessels, net of accumulated depreciation	$342,591	274,932	—	617,523	(274,932)	$342,591
Net investment in direct financing lease	290,111	—	—	290,111	—	290,111
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	7,218	7,218	—	7,218
Total assets	698,869	298,712	111,598	1,109,179	(298,712)	810,467
Accumulated losses of joint ventures	—	—	50	50	(25,936)	(25,886)
Expenditures for newbuildings, vessels & equipment	537	783	—	1,320	(783)	537
Expenditures for drydocking	—	135	—	135	(135)	—
Principal repayment direct financing lease	3,192	—	—	3,192	—	3,192
Amortization of above market contract	$2,405	—	—	2,405	—	$2,405

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Year ended December 31, 2015
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$57,465	42,698	—	100,163	(42,698)	$57,465
Total revenues	57,465	42,698	—	100,163		57,465
Operating expenses	(12,346)	(9,493)	(6,066)	(27,905)	9,493	(18,412)
Equity in earnings (losses) of joint ventures	—	—	—	—	17,123	17,123
Segment EBITDA	45,119	33,205	(6,066)	72,258
Depreciation and amortization	(2,653)	(9,227)	—	(11,880)	9,227	(2,653)
Operating income (loss)	42,466	23,978	(6,066)	60,378		53,523
Gain (loss) on derivative instruments	949	9,246	—	10,195	(9,246)	949
Other financial income (expense), net	(18,275)	(16,101)	5,395	(28,981)	16,101	(12,880)
Income (loss) before tax	25,140	17,123	(671)	41,592	—	41,592
Income tax expense	(333)	—	20	(313)	—	(313)
Net income (loss)	$24,807	17,123	(651)	41,279	—	$41,279

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2015
		Joint venture
	Majority	FSRUs		Total
	held	(proportional)		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Vessels, net of accumulated depreciation	$353,078	283,539	—	636,617	(283,539)	$353,078
Net investment in direct financing lease	293,303	—	—	293,303	—	293,303
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	13,991	13,991	—	13,991
Total assets	736,108	303,390	27,635	1,067,133	(303,390)	763,743
Accumulated losses of joint ventures	—	—	50	50	(42,557)	(42,507)
Expenditures for newbuildings, vessels & equipment	955	11,431	—	12,386	(11,431)	955
Expenditures for drydocking	—	1,664	—	1,664	(1,664)	—
Principal repayment direct financing lease	2,919	—	—	2,919	—	2,919
Amortization of above market contract	$605	—	—	605	—	$605

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Year ended December 31, 2014
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional)		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Ations (1)	reporting
Time charter revenues	$22,227	41,319	—	63,546	(41,319)	$22,227
Construction contract revenues	51,868	—	—	51,868	—	51,868
Other revenue	474	—	—	474	—	474
Total revenues	74,569	41,319	—	115,888		74,569
Operating expenses	(13,689)	(8,485)	(6,213)	(28,387)	8,485	(19,902)
Construction contract expenses	(38,570)	—	—	(38,570)	—	(38,570)
Equity in earnings of joint ventures	—	—	—	—	(5,330)	(5,330)
Segment EBITDA	22,310	32,834	(6,213)	48,931
Depreciation and amortization	(1,317)	(9,148)	—	(10,465)	9,148	(1,317)
Operating income (loss)	20,993	23,686	(6,213)	38,466		9,450
Gain (loss) on derivative instruments	(161)	(11,878)	—	(12,039)	11,878	(161)
Other financial income (expense), net	(11,952)	(17,138)	4,458	(24,632)	17,138	(7,494)
Income (loss) before tax	8,880	(5,330)	(1,755)	1,795	—	1,795
Income tax benefit (expense)	(505)	—	24	(481)	—	(481)
Net income (loss)	$8,375	(5,330)	(1,731)	1,314	—	$1,314

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

For the years ended December 31, 2016, 2015 and 2014, the percentage of consolidated and combined carve-out total revenues from the following customers accounted for over 10% of the consolidated and combined carve-out total revenues:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
PT PGN LNG Indonesia	50%	79%	100%
Höegh LNG Egypt LLC	50%	21%	—